Investment (Details) - HVE-UCX [Member] $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) shares
Schedule of Cost-method Investments [Line Items]
Cost Method Investments, Additional Information	19.9% of the outstanding equity securities and membership interests
Cost Method Investments, Original Cost | $	$ 1.5
Stock Issued During Period, Shares, Purchase of Investment | shares	3,947,368